Investment Objectives and Goals	May 01, 2025
Global Emerging Markets Account
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR GLOBAL EMERGING MARKETS ACCOUNT
Principal Capital Appreciation Account
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR PRINCIPAL CAPITAL APPRECIATION ACCOUNT